Summary of Significant Accounting Policies (Details) - Schedule of Group’s Allowance for Expected Credit Losses of Accounts Receivables - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of group’s allowance for expected credit losses of accounts receivables [Abstract]
Balance at the beginning of the year	¥ 15,361	¥ 28,025	¥ 29,000
Current period provision for (reversal of) expected credit losses	4,036	(1,378)	2,095
Write-offs	(3,613)	(11,286)	(3,070)
Balance at the end of the year	¥ 15,784	¥ 15,361	¥ 28,025